Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Capital [member] Common stock [member] TWD ($)	Capital [member] Common stock [member] USD ($)	Additional paid-in capital [member] TWD ($)	Additional paid-in capital [member] USD ($)	Legal Reserve [member] TWD ($)	Legal Reserve [member] USD ($)	Special Reserve [member] TWD ($)	Unappropriated Earnings [member] TWD ($)	Unappropriated Earnings [member] USD ($)	Exchange Differences on Translation of Foreign Operations [member] TWD ($)	Exchange Differences on Translation of Foreign Operations [member] USD ($)	Unrealized Gains or Losses on Financial Assets Measured at Fair Value through Other Comprehensive Income [Member] TWD ($)	Unrealized Gains or Losses on Financial Assets Measured at Fair Value through Other Comprehensive Income [Member] USD ($)	Unearned Employee Compensation [Member] TWD ($)	Unearned Employee Compensation [Member] USD ($)	Treasury Stock [member] TWD ($)	Treasury Stock [member] USD ($)	Equity attributable to the parent company [member] TWD ($)	Equity attributable to the parent company [member] USD ($)	Non-controlling Interests [member] TWD ($)	Non-controlling Interests [member] USD ($)
Balance at Dec. 31, 2022	$ 322,810,948		$ 125,047,490		$ 15,143,019		$ 21,566,986		$ 4,914,214	$ 169,725,371		$ (6,369,416)		$ 2,892,583		$ (1,831,030)		$ (8,621,948)		$ 322,467,269		$ 343,679
Appropriation and distribution of retained earnings
Legal reserve							8,905,139			(8,905,139)
Special reserve reversed									(2,180,156)	2,180,156
Cash dividends	(45,017,096)									(45,017,096)										(45,017,096)
Net income (loss)	60,139,134									59,688,950										59,688,950		450,184
Other comprehensive income (loss)	5,058,046									327,156		(2,070,254)		6,801,158						5,058,060		(14)
Total comprehensive income (loss)	65,197,180									60,016,106		(2,070,254)		6,801,158						64,747,010		450,170
Share-based payment transaction	1,026,023		250,732		934,945					(5,170)						(160,301)				1,020,206		5,817
Share of changes in net assets of associates and joint ventures accounted for using equity method	17,396				46,265					403,488				(432,357)						17,396
Disposal of investments accounted for under the equity method	5				5					(56)				56						5
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	2,572,818				2,572,818															2,572,818
Changes in subsidiaries' ownership	(288,284)				3,485					(292,225)										(288,740)		456
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	(415,962)				851,695					(85,827)								(1,181,830)		(415,962)
Disposal of equity instruments investments measured at fair value through other comprehensive income	(1,628,388)									(1,628,388)				1,628,388
Non-Controlling Interests	4,187																					4,187
Others	(2,190,247)				(1,726,797)															(1,726,797)		(463,450)
Balance at Dec. 31, 2023	343,716,968		125,298,222		17,825,435		30,472,125		2,734,058	176,391,220		(8,439,670)		10,889,828		(1,991,331)		(9,803,778)		343,376,109		340,859
Appropriation and distribution of retained earnings
Legal reserve							6,255,737			(6,255,737)
Special reserve reversed									(2,734,058)	2,734,058
Cash dividends	(37,587,102)									(37,587,102)										(37,587,102)
Net income (loss)	48,674,626									48,779,300										48,779,300		(104,674)
Other comprehensive income (loss)	9,321,593									171,373		9,355,043		(204,899)						9,321,517		76
Total comprehensive income (loss)	57,996,219									48,950,673		9,355,043		(204,899)						58,100,817		(104,598)
Share-based payment transaction	777,133		308,942		466,981											(703)				775,220		1,913
Share of changes in net assets of associates and joint ventures accounted for using equity method	(26,085)				(26,085)					69				(69)						(26,085)
Changes in subsidiaries' ownership	11,519				19,429															19,429		(7,910)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	790,248				790,248															790,248
Disposal of equity instruments investments measured at fair value through other comprehensive income	0
Non-Controlling Interests	26,349																					26,349
Others	1,462				1,462															1,462
Balance at Dec. 31, 2024	365,706,711		125,607,164		19,077,470		36,727,862		$ 0	184,233,181		915,373		10,684,860		(1,992,034)		(9,803,778)		365,450,098		256,613
Appropriation and distribution of retained earnings
Legal reserve							4,738,237			(4,738,237)
Cash dividends	(35,787,598)									(35,787,598)										(35,787,598)
Net income (loss)	40,178,813	$ 1,280,804								40,360,314										40,360,314		(181,501)
Other comprehensive income (loss)	(5,509,084)	(175,617)								126,404		(5,350,389)		(285,077)						(5,509,062)		(22)
Total comprehensive income (loss)	34,669,729	1,105,187								40,486,718		(5,350,389)		(285,077)		0				34,851,252		(181,523)
Share-based payment transaction	484,461		274,399		339,245											(130,611)				483,033		1,428
Share of changes in net assets of associates and joint ventures accounted for using equity method	84,641				84,641					(20,587)				20,587						84,641
Changes in subsidiaries' ownership	6,346				18,172															18,172		(11,826)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	742,959				742,959															742,959
Disposal of equity instruments investments measured at fair value through other comprehensive income	0
Non-Controlling Interests	22,483																					22,483
Others	(17,560)				(17,560)															(17,560)
Balance at Dec. 31, 2025	$ 365,912,172	$ 11,664,398	$ 125,881,563	$ 4,012,801	$ 20,244,927	$ 645,360	$ 41,466,099	$ 1,321,839		$ 184,173,477	$ 5,871,007	$ (4,435,016)	$ (141,378)	$ 10,420,370	$ 332,176	$ (2,122,645)	$ (67,665)	$ (9,803,778)	$ (312,521)	$ 365,824,997	$ 11,661,619	$ 87,175	$ 2,779